Citigroup Mortgage Loan Trust 2021-RP1 ABS-15G

Exhibit 99.2 - Schedule 4(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	387	26.78%
Delinquency, No Missing Data	995	68.86%
No Delinquency, At Least One Month Missing	10	0.69%
Delinquency, At Least One Month Missing	53	3.67%
Total	1445	100.00%